ORDINARY SHARES (Details) - USD ($)									1 Months Ended	12 Months Ended
	Sep. 27, 2015	Sep. 07, 2015	Jun. 08, 2015	Jun. 05, 2015	Apr. 27, 2015	Apr. 08, 2015	Feb. 29, 2012	Apr. 03, 2011	Jul. 05, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ORDINARY SHARES [Line Items]
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost										$ 0	$ 0	$ 40,294,600
IPO related cost										$ 0	$ 0	2,125,372
Amount of Mr. Xu's indebtness converted into ordinary shares												69,353,223
Total purchase price												376,964,937
Shares issued pursuant to supplemental agreement												$ 15,000,000
Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Common shares remain for future issuance										900,818	15,592,824
JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration				741,422,780
Mr. Xu [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration			72,000,000
Purchase price (in dollars per share)			$ 0.5556
Total purchase price			$ 40,000,000
Shares issued pursuant to supplemental agreement		$ 15,000,000
Stock Issued During Period, Shares, Other		27,000,000
Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Shares issued												75,960,000
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost						$ 37,294,600
IPO related cost						3,000,000
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO												164,740,336
Amount of Mr. Xu's indebtness converted into ordinary shares						$ 69,400,000						$ 1,248
Ordinary shares issued upon conversion of Mr. Xu's debt						124,835,802						124,835,802
Ordinary shares issued for consideration			741,422,780									741,422,780
Total purchase price												$ 7,414
Shares issued pursuant to supplemental agreement												$ 270
Stock Issued During Period, Shares, Other												27,000,000
Ordinary shares issued upon the exercise of their share options										1,042,002	2,294,208	6,866,280
Ordinary shares [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	38,363,112									38,363,112
Ordinary shares [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon the exercise of their share options										37,462,294	22,770,288
Ordinary shares [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued						72,000,000
Ordinary shares [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued					3,960,000
ADS [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	2,131,284
ADS [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued						4,000,000
Price per share					$ 10	$ 10
ADS [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued					220,000
Price per share					$ 10
Series A-1 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
IPO related cost								$ 18,072
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						12,202,988
Series A-2 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
IPO related cost									$ 192,149
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						122,029,877
Series B Preferred Shares [Member]
ORDINARY SHARES [Line Items]
IPO related cost							$ 31,153
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						30,507,471